Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)		Taxes	Royalties		Fees	Prod. Entitlements	Bonuses	Total Payments
Total		$ 1,539,120,000	$ 6,582,670,000		$ 234,650,000	$ 187,820,000	$ 50,500,000	$ 8,594,760,000
Northeast British Columbia [Member]
Total		20,240,000	66,560,000		36,710,000			123,510,000
Northwest Alberta [Member]
Total		44,710,000	244,400,000	[1]	26,800,000		2,450,000	318,360,000	[1]
Northern Plains [Member]
Total		142,940,000	2,496,570,000	[1]	73,180,000		48,020,000	2,760,710,000	[1]
Southern Plains and Southeast Saskatchewan [Member]
Total		44,750,000	94,740,000	[1]	40,350,000		$ 30,000	179,870,000	[1]
Oil Sands Mining and Upgrading [Member]
Total		126,080,000	$ 3,680,400,000		54,970,000			3,861,450,000
Corporate [Member]
Total		$ 1,160,400,000			280,000			1,160,680,000
Baobab [Member]
Total	[2],[3]					156,650,000		156,650,000
Espoir [Member]
Total	[2],[3]					$ 31,170,000		31,170,000
North Sea [Member]
Total	[3]				$ 2,360,000			$ 2,360,000

[1]	Royalties in the amount of $211,630,000 were paid in kind to the Province of Alberta and valued at market prices.
[2]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[3]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.7201 CAD , 1 USD = 1.3838 CAD and 1 CFA = 0.0023 CAD.